Trade receivables - Summary of Trade and Other Receivables Explanatory (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Trade Receivables [Line Items]
Trade receivables	$ 52,446	$ 43,084
Current	44,122	36,844
Non-current	7,415	5,432
Trade receivables [member]
Summary of Trade Receivables [Line Items]
Trade receivables	51,537	42,276
Expected credit losses	(909)	(808)	$ (1,147)	$ (649)
Trade receivables [member] | Gross carrying amount [member]
Summary of Trade Receivables [Line Items]
Trade receivables	$ 52,446	$ 43,084